Net Revenues	12 Months Ended
Dec. 31, 2019
Net Revenues Disclosure [Abstract]
Net Revenues
(14)	NET REVENUES

The components of net revenues for nine months ended December 31, 2017, the years ended December 31, 2018 and 2019, are as follows:

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Portfolio training services	—	—	63,828,907
Educational travel services	—	—	10,456,269
Overseas study counselling services	—	—	8,091,551
Other educational services	—	—	9,045,411
K12 education assessment and other services	5,185,822	1,338,592	6,348,029
Net Revenues	5,185,822	1,338,592	97,770,167

K12 education assessment and other services revenues primarily include rental income and K-12 education assessment service revenues for nine-months ended December 31, 2017 and K12 education assessment services and content development services for reporting periods after January 1, 2018.

Deferred revenue is recorded when the Group has an obligation to transfer goods or services to a customer for which the Group has received consideration from the customer. Part of the balances as of January 1, 2018 and 2019 were recognized as revenues during the years ended December 31, 2018 and 2019. In addition, changes in the deferred revenue balances during the year ended December 31, 2019 included RMB163,400,000 of deferred revenue acquired in connection with the Huanqiuyimeng Acquisition. See Note 3.